Retirement Employee Benefits - Summary of Movements in Present Value of Defined Obligation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Opening defined benefit obligation	$ 193,126	$ 183,125	$ 144,743
Service cost recognized in net income	35,530	33,151	31,383
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions	(8,802)	(15,263)	23,797
Benefits paid	(2,946)	(7,887)	(16,798)
Ending defined benefit obligation	$ 216,908	$ 193,126	$ 183,125